Annual Fund Operating Expenses	Jul. 27, 2026
T. Rowe Price Floating Rate ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.61%
T. Rowe Price Multi-Sector Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.41%	[1]
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.37%	[1]
T. Rowe Price Total Return ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.31%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.31%
T. Rowe Price U.S. High Yield ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
T. Rowe Price Ultra Short-Term Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.17%

[1]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.